Commitments, Contingencies and Other Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments, Contingencies and Other Items [Line Items]
Aggregate investment portfolio	5.00%
Collateralizing insurance contract liabilities	$ 1,826	$ 2,917
Percentage of collateralized investment	70.00%
Investments amount	$ 11,060	12,237
Guarantee amount	307	292
Contribute amount			$ 1,250
Instalments over years			5 years
Group paid	1,101		$ 146
Instalments amount	500
Investments [Member]
Commitments, Contingencies and Other Items [Line Items]
Investments amount	2,608	$ 4,167
San Francisco Foundation [Member]
Commitments, Contingencies and Other Items [Line Items]
Group paid	$ 750